UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
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               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
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               (Address of principal executive offices) (Zip Code)

			     Brian T. Jeffries
                             Ambassador Capital Management, LLC
                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
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                     Date of fiscal year end: July 31
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                     Date of reporting period: October 31, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS





AMBASSADOR FUNDS -  MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2007




COMMERCIAL PAPER - 93.8%*
PRINCIPAL AMOUNT                                                   MATURITY DATE                 VALUE

Agricultural Operations - 4.4%
    6,000,000   Cargill, Inc. 4.90%                                   11/06/07              $5,995,917
   15,000,000   Cargill, Inc. 4.86%                                   11/13/07              14,975,700
                                                                                        --------------
                                                                                            20,971,617
Banking-U.S. - 17.2%
    5,117,000   Falcon Asset Securitization Corp. (b) 4.89%           11/15/07               5,107,269
    5,000,000   Falcon Asset Securitization Corp. (b) 5.15%           11/28/07               4,980,688
    5,039,000   Falcon Asset Securitization Corp. (b) 5.10%           12/07/07               5,013,301
    4,195,000   Falcon Asset Securitization Corp. (b) 5.05%           11/20/07               4,184,010
    4,000,000   Fountain Square Commercial Funding Corp. (b) 4.90%    11/28/07               3,985,300
   10,500,000   Fountain Square Commercial Funding Corp. (b) 4.94%    12/03/07              10,454,267
    7,000,000   Fountain Square Commercial Funding Corp. (b) 5.06%    01/18/08               6,923,972
   19,240,000   Market Square Funding (b) 5.05%                       11/01/07              19,240,000
   10,000,000   Yorktown Capital LLC (b) 5.05%                        11/01/07              10,000,000
    8,000,000   Yorktown Capital LLC (b) 4.81%                        11/06/07               7,994,618
    4,500,000   Yorktown Capital LLC (b) 4.85%                        11/02/07               4,499,394
                                                                                        --------------
                                                                                            82,382,819
Banking-Foreign-Canadian - 4.3%
    7,620,000   Old Line Funding Corp. (b) 4.78%                      11/26/07               7,594,706
    2,969,000   Old Line Funding Corp. (b) 4.82%                      11/13/07               2,964,230
   10,000,000   Old Line Funding Corp. (b) 4.82%                      11/27/07               9,965,189
                                                                                        --------------
                                                                                            20,524,125
Banking-Foreign-Denmark - 3.2%
    5,000,000   Danske Corp. 5.02%                                    12/13/07               4,970,717
    5,000,000   Danske Corp. 5.03%                                    11/02/07               4,999,301
    4,000,000   Danske Corp. 4.73%                                    11/08/07               3,996,321
    1,281,000   Danske Corp. 4.80%                                    11/21/07               1,277,584
                                                                                        --------------
                                                                                            15,243,923
Banking-Foreign-French - 4.8%
   10,000,000   Asset One Securitization (b) 5.50%                    11/01/07              10,000,000
   10,000,000   Barton Capital Corp. (b) 5.05%                        11/01/07              10,000,000
    3,000,000   Barton Capital Corp. (b) 4.90%                        11/06/07               2,997,958
                                                                                        --------------
                                                                                            22,997,958
Banking-Foreign-German - 4.2%
   20,000,000   Hannover Funding Corp. (b) 5.25%                      11/01/07              20,000,000


Banking-Foreign-Netherlands - 8.7%
   14,000,000   Neptune Funding Corp. (b) 5.55%                       11/02/07              13,997,869
    7,500,000   Neptune Funding Corp. (b) 5.23%                       11/09/07               7,491,283
    5,000,000   Windmill Funding Corp. (b) 5.05%                      01/04/08               4,955,111
    2,706,000   Windmill Funding Corp. (b) 4.82%                      11/06/07               2,704,188
    7,500,000   Windmill Funding Corp. (b) 4.82%                      11/07/07               7,493,975
    5,000,000   Windmill Funding Corp. (b) 5.09%                      11/30/07               4,979,499
                                                                                        --------------
                                                                                            41,621,925
Banking-Foreign-UK - 4.7%
    4,000,000   Thames Asset Global Securities (b) 5.48%              12/05/07               3,979,298
    5,356,000   Thames Asset Global Securities (b) 4.78%              11/19/07               5,343,169
    6,000,000   Thames Asset Global Securities (b) 4.93%              11/01/07               6,000,000
    7,197,000   Thames Asset Global Securities (b) 5.15%              11/07/07               7,190,823
                                                                                        --------------
                                                                                            22,513,290
Beverages-Non-Alcholic - 0.6%
    2,769,000   The Coca Cola Co. (b) 5.20%                           11/30/07               2,757,401


Conglomerate - 2.6%
   3,000,000   UBS Finance Delaware LLC 4.94%                         02/19/07               2,954,717
   4,500,000   UBS Finance Delaware LLC 4.785%                        12/24/07               4,468,299
   5,000,000   UBS Finance Delaware LLC 5.47%                         11/13/07               4,990,883
                                                                                        --------------
                                                                                            12,413,899
Construction Machinery - 2.6%
   4,000,000   Dealers Capital Access 6.15%                           12/06/07               3,976,083
   4,500,000   Dealers Capital Access 5.28%                           11/16/07               4,490,100
   4,000,000   Dealers Capital Access 4.90%                           01/11/08               3,961,344
                                                                                        --------------
                                                                                            12,427,527
Finance - 12.1%
   5,000,000   Charta Corp. (b) 5.29%                                 11/15/07               4,989,714
  10,000,000   Chesham Finance LLC (b) 5.05%                          11/15/07               9,980,361
   5,000,000   Chesham Finance LLC (b) 5.15%                          05/30/07               4,849,076
   7,000,000   Chesham Finance LLC (b) 4.85%                          11/27/07               6,975,553
   9,085,000   Dexia Delaware LLC 5.065%                              11/06/07               9,078,609
   2,500,000   Dexia Delaware LLC 4.94%                               11/13/07               2,495,883
   4,000,000   Dexia Delaware LLC 5.055%                              01/14/08               3,958,437
   5,300,000   General Electric Capital Corp. (b) 5.235%              11/06/07               5,296,122
   5,000,000   General Electric Capital Corp. (b) 5.14%               11/13/07               4,991,433
   2,500,000   General Electric Capital Corp. (b) 5.20%               12/18/07               2,483,028
   3,000,000   ING Funding LLC 4.73%                                  01/29/08               2,964,919
                                                                                        --------------
                                                                                            58,063,135
Finance-Auto - 4.3%
   2,000,000   Daimlerchrysler Revolving Auto
                 Conduit LLC, Series I, 4.95%                         01/23/08               1,977,175
   4,000,000   Daimlerchrysler Revolving Auto
                 Conduit LLC, Series I, 4.90%                         02/07/08               3,946,644
   5,000,000   Daimlerchrysler Revolving Auto Conduit LLC 4.92%       11/01/07               5,000,000
   5,144,000   Daimlerchrysler Revolving Auto Conduit LLC 5.05%       11/09/07               5,138,227
   4,500,000   Daimlerchrysler Revolving Auto Conduit LLC 5.00%       11/13/07               4,492,500
                                                                                        --------------
                                                                                            20,554,546
Finance-Other Services - 3.6%
   5,000,000   Govco Inc. (b) 5.08%                                   11/26/07               4,982,361
   7,500,000   Govco Inc. (b) 5.03%                                   11/29/07               7,470,658
   5,000,000   Govco Inc. (b) 5.05%                                   12/17/07               4,967,736
                                                                                        --------------
                                                                                            17,420,755
Food and Kindred Products - 2.8%
  13,344,000   Nestle Finance France 4.75%                            11/05/07              13,336,976


Insurance - 5.6%
   2,008,000   Co-Operative Assoc. of Tractor Dealers-B 5.22%         01/18/08               1,985,290
   2,000,000   Co-Operative Assoc. of Tractor Dealers-B 5.17%         12/11/07               1,989,067
  15,000,000   Co-Operative Assoc. of Tractor Dealers-B 5.00%         11/06/07              14,989,583
   3,000,000   Co-Operative Assoc. of Tractor Dealers-B 4.90%         12/28/07               2,976,725
   5,012,000   Triple A One Funding 4.92%                             11/05/07               5,009,260
                                                                                        --------------
                                                                                            26,949,925
Pharmaceuticals - 3.8%
   2,500,000   Astrazeneca PLC 4.70%                                  02/14/08               2,465,729
   5,000,000   Astrazeneca PLC 4.87%                                  11/05/07               4,997,295
   3,000,000   Astrazeneca PLC 4.80%                                  01/17/08               2,969,200
   5,000,000   Astrazeneca PLC 4.73%                                  02/26/08               4,923,138
   3,000,000   Astrazeneca PLC 4.85%                                  02/20/08               2,955,138
                                                                                        --------------
                                                                                            18,310,500
Retail - 4.3%
   3,000,000   7-Eleven, Inc. 4.71%                                   11/20/07               2,992,543
  10,000,000   7-Eleven, Inc. 4.72%                                   11/02/07               9,998,689
   7,807,000   7-Eleven, Inc. 4.72%                                   11/01/07               7,807,000
                                                                                        --------------
                                                                                            20,798,232

                                                                                        --------------
TOTAL COMMERCIAL PAPER                                                                     449,288,553
  (COST $449,288,553)(a)



CERTIFICATES OF DEPOSIT - 2.3% (c)
PRINCIPAL AMOUNT

   5,000,000   Comerica Bank 5.00%                                    04/16/08               5,000,000
   4,000,000   Flagstar Bank 5.37%                                    11/26/07               4,000,000
   2,000,000   Huntington National Bank 5.50%                         11/29/07               2,000,000

                                                                                        --------------
TOTAL CERTIFICATES OF DEPOSIT                                                               11,000,000
  (COST $11,000,000)(a)



U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
PRINCIPAL AMOUNT


   6,973,000   Federal Nat'l Mortgage Assoc.
                 Discount Note 4.850%                                 12/05/07               6,941,570
   1,876,000   Federal National Mortgage Assoc.
                 Discount Note 4.970%                                 11/28/07               1,869,007
   4,950,000   Federal National Mortgage Assoc.
                 Discount Note 4.630%                                 12/17/07               4,920,715

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                    13,731,292
  (COST $13,731,292)(a)


MUTUAL FUNDS - 1.5%
NUMBER OF SHARES
   7,162,000   Merrill Lynch Government Fund                                                 7,162,000

                                                                                        --------------
TOTAL MUTUAL FUNDS                                                                           7,162,000
  (COST $7,162,000)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.5%                                                                 481,181,845
  (COST $481,181,845)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.5%)                                                  (2,204,599)

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                   $478,977,246

                                                                                        ==============





(a) Cost and value, for federal income tax and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Illiquid, non-negotiable securities.

*  Rate presented indicates the effective yield at time of purchase.




MICHIGAN INVESTMENT TRUST--GOVERNMENT MONEY MARKET SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2007

The Fund commenced operations on October 31, 2007 and there is no Schedule of Investments to report as of such date.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

    File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
    (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
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By (Signature and Title)  /s/ Brian T. Jeffries
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                          Brian T. Jeffries, Principal Executive Officer

Date                      November 27, 2007
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(Registrant) Ambassador Funds
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By (Signature and Title)  /s/ Lynn H. Waterloo
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      November 27, 2007
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By (Signature and Title)  /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 27, 2007
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